Average Annual Total Returns	Prospectus #1 Eaton Vance Dividend Builder Fund S&P 500® Index One Year	Prospectus #1 Eaton Vance Dividend Builder Fund S&P 500® Index Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund S&P 500® Index Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund NASDAQ US Broad Dividend AchieversTM Index One Year	Prospectus #1 Eaton Vance Dividend Builder Fund NASDAQ US Broad Dividend AchieversTM Index Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund NASDAQ US Broad Dividend AchieversTM Index Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class C Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class I Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I Ten Years	Prospectus #1 Eaton Vance Growth Fund Russell 1000® Growth Index One Year	Prospectus #1 Eaton Vance Growth Fund Russell 1000® Growth Index Five Years	Prospectus #1 Eaton Vance Growth Fund Russell 1000® Growth Index Ten Years	Prospectus #1 Eaton Vance Growth Fund Class A One Year	Prospectus #1 Eaton Vance Growth Fund Class A Five Years	Prospectus #1 Eaton Vance Growth Fund Class A Ten Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Growth Fund Class C One Year	Prospectus #1 Eaton Vance Growth Fund Class C Five Years	Prospectus #1 Eaton Vance Growth Fund Class C Ten Years	Prospectus #1 Eaton Vance Growth Fund Class I One Year	Prospectus #1 Eaton Vance Growth Fund Class I Five Years	Prospectus #1 Eaton Vance Growth Fund Class I Ten Years	Prospectus #1 Eaton Vance Growth Fund Class R One Year	Prospectus #1 Eaton Vance Growth Fund Class R Five Years	Prospectus #1 Eaton Vance Growth Fund Class R Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 1000® Value Index One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 1000® Value Index Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 1000® Value Index Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 Inception Date	Prospectus #1 Eaton Vance Small-Cap Fund Russell 2000® Index One Year	Prospectus #1 Eaton Vance Small-Cap Fund Russell 2000® Index Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Russell 2000® Index Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class C Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class I Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class R Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Russell 2500™ Index One Year	Prospectus #1 Eaton Vance Special Equities Fund Russell 2500™ Index Five Years	Prospectus #1 Eaton Vance Special Equities Fund Russell 2500™ Index Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Class A One Year	Prospectus #1 Eaton Vance Special Equities Fund Class A Five Years	Prospectus #1 Eaton Vance Special Equities Fund Class A Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Special Equities Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Special Equities Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Special Equities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Special Equities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Class C One Year	Prospectus #1 Eaton Vance Special Equities Fund Class C Five Years	Prospectus #1 Eaton Vance Special Equities Fund Class C Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Class I One Year	Prospectus #1 Eaton Vance Special Equities Fund Class I Five Years	Prospectus #1 Eaton Vance Special Equities Fund Class I Ten Years	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index One Year	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index Five Years	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index Ten Years	Prospectus #2 Eaton Vance Balanced Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #2 Eaton Vance Balanced Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #2 Eaton Vance Balanced Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index/Bloomberg U.S. Aggregate Bond Index One Year		Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index/Bloomberg U.S. Aggregate Bond Index Five Years		Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index/Bloomberg U.S. Aggregate Bond Index Ten Years		Prospectus #2 Eaton Vance Balanced Fund Class A One Year	Prospectus #2 Eaton Vance Balanced Fund Class A Five Years	Prospectus #2 Eaton Vance Balanced Fund Class A Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class C One Year	Prospectus #2 Eaton Vance Balanced Fund Class C Five Years	Prospectus #2 Eaton Vance Balanced Fund Class C Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class I One Year	Prospectus #2 Eaton Vance Balanced Fund Class I Five Years	Prospectus #2 Eaton Vance Balanced Fund Class I Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class R One Year	Prospectus #2 Eaton Vance Balanced Fund Class R Five Years	Prospectus #2 Eaton Vance Balanced Fund Class R Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class R Inception Date	Prospectus #2 Eaton Vance Balanced Fund Class R6 One Year	Prospectus #2 Eaton Vance Balanced Fund Class R6 Five Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 Inception Date	Prospectus #3 Eaton Vance Greater India Fund MSCI India Index One Year	Prospectus #3 Eaton Vance Greater India Fund MSCI India Index Five Years	Prospectus #3 Eaton Vance Greater India Fund MSCI India Index Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class A One Year	Prospectus #3 Eaton Vance Greater India Fund Class A Five Years	Prospectus #3 Eaton Vance Greater India Fund Class A Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class C One Year	Prospectus #3 Eaton Vance Greater India Fund Class C Five Years	Prospectus #3 Eaton Vance Greater India Fund Class C Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class I One Year	Prospectus #3 Eaton Vance Greater India Fund Class I Five Years	Prospectus #3 Eaton Vance Greater India Fund Class I Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class A One Year	Prospectus #4 Eaton Vance Core Bond Fund Class A Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class A Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions One Year	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class I One Year	Prospectus #4 Eaton Vance Core Bond Fund Class I Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class I Ten Years
Total	(18.11%)	9.42%	12.56%	(5.78%)	9.46%	11.38%	(14.49%)	8.17%	10.74%	(18.42%)	6.09%	8.77%	(4.42%)	6.51%	8.62%	(11.06%)	8.55%	10.67%	(9.54%)	9.63%	11.61%	(29.14%)	10.95%	14.09%	(33.32%)	7.41%	11.74%	(34.02%)	5.68%	9.98%	(18.96%)	6.07%	9.64%	(30.80%)	7.77%	11.67%	(29.47%)	8.85%	12.62%	(29.82%)	8.29%	12.06%	(7.54%)	6.66%	10.29%	(7.87%)	7.20%	9.72%	(8.62%)	6.14%	7.79%	(3.87%)	5.76%	7.53%	(4.46%)	7.55%	9.65%	(3.04%)	8.10%	10.03%	(2.56%)	8.64%	10.58%	(2.50%)	8.70%	10.65%	Jul. 01, 2014	(20.44%)	4.12%	9.01%	(19.95%)	5.60%	9.40%	(20.43%)	3.93%	6.75%	(11.28%)	4.27%	7.00%	(16.98%)	5.94%	9.34%	(15.31%)	7.01%	10.27%	(15.73%)	6.48%	9.72%	(18.37%)	5.88%	10.02%	(21.43%)	5.11%	8.70%	(22.15%)	3.62%	7.29%	(11.90%)	4.00%	7.02%	(18.51%)	5.45%	8.63%	(16.91%)	6.51%	9.56%	(18.11%)	9.42%	12.56%	(13.01%)	0.02%	1.06%	(15.79%)	[1]	5.95%	[1]	8.08%	[1]	(20.03%)	4.46%	7.23%	(20.98%)	3.19%	5.69%	(11.03%)	3.42%	5.52%	(16.96%)	4.82%	7.17%	(15.27%)	5.87%	8.10%	(15.77%)	5.33%	7.63%	May 02, 2016	(15.30%)	5.92%	8.13%	May 02, 2016	(7.95%)	6.01%	7.43%	(19.97%)	1.79%	6.81%	(22.19%)	0.85%	6.11%	(8.24%)	1.79%	5.81%	(16.76%)	2.18%	6.79%	(14.66%)	3.34%	7.78%	(13.01%)	0.02%	1.06%	(16.11%)	(0.33%)	0.83%	(17.00%)	(1.63%)	(0.47%)	(9.49%)	(0.84%)	0.03%	(13.13%)	0.57%	1.41%

[1]	The blended index consists of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.